Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances (Parenthetical) (Detail) - IFRS 16 [member]
$ in Millions
Dec. 31, 2019 ARS ($)
Upstream Contracts comprised in right-of-use assets [member]
Disclosure of information about consolidated structured entities [line items]
Mineral property, wells and related equipment	$ 24,468
Accumulated Depreciation And Valuation Allowances	(8,841)
Drilling contracts comprised in right-of-use assets [member]
Disclosure of information about consolidated structured entities [line items]
Drilling and work in progress	$ 11,032